Employee cost (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Employee Cost
Employee cost consists of the following:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Salaries, wages and welfare expenses	US$	3,466.6	Rs.	253,440.4	Rs.	281,172.4	Rs.	317,406.0
Contribution to provident fund and other funds		378.1		27,643.3		27,200.4		28,855.1

Total	US$	3,844.7	Rs.	281,083.7	Rs.	308,372.8	Rs.	346,261.1

Summary of Equity Settled Share Based Payments

	Year ended March 31,
	2021	2020
Options outstanding at the beginning of the year	7,222,897	7,812,427
Granted during the year	—	—
Forfeited/Expired during the year	(418,894)	(589,530)
Exercised during the year	—	—
Options outstanding at the end of the year	6,804,003	7,222,897
Number of shares to be issued for outstanding options (conditional on performance measures)
Maximum	10,206,005	10,834,346
Minimum	3,402,002	3,611,449

Summary of Estimated Fair Value of Options Using Black Scholes Model.
The following assumptions were used for calculation of fair value of options granted during the year ended March 31, 2021.

Year ended March 31,
Assumption factor	2021	2020
Risk free rate	7%-8%	7%-8%
Expected life of option	2-4 years	3-5 years
Expected volatility	33%-37%	33%-37%